Land, Buildings And Equipment, Net (Components Of Land, Buildings And Equipment, Net) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Property, Plant and Equipment, Net [Abstract]
Land	$ 854.1	$ 799.6
Buildings	3,959.7	3,633.1
Equipment	1,701.2	1,511.3
Assets under capital leases	68.1	67.7
Construction in progress	142.5	155.7
Total land, buildings and equipment	6,725.6	6,167.4
Less accumulated depreciation and amortization	(2,758.3)	(2,533.0)
Less amortization associated with assets under capital leases	(16.0)	(12.4)
Land, buildings and equipment, net	$ 3,951.3	$ 3,622.0